CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 1,236	$ 1,141
Restricted cash	296	310
Trade receivables and other current assets	1,630	1,517
Financial instrument assets	239	199
Due from related parties	389	1,443
Assets held for sale	412	0
Total current assets	4,202	4,610
Financial instrument assets	2,056	1,768
Equity-accounted investments	2,530	2,546
Property, plant and equipment, at fair value	61,826	64,005
Goodwill	1,888	1,944
Deferred income tax assets	248	244
Other long-term assets	1,049	1,011
Total Assets	73,799	76,128
Current liabilities
Accounts payable and accrued liabilities	1,348	1,539
Financial instrument liabilities	730	687
Due to related parties	850	835
Corporate borrowings	1,031	183
Non-recourse borrowings	3,888	4,752
Provisions	36	42
Liabilities directly associated with assets held for sale	173	0
Current liabilities	8,056	8,038
Financial instrument liabilities	2,519	2,433
Corporate borrowings	2,865	2,650
Non-recourse borrowings	21,969	22,117
Deferred income tax liabilities	6,858	7,174
Provisions	1,203	1,268
Due to related parties	682	705
Other long-term liabilities	1,666	1,764
Equity
Preferred limited partners' equity	634	760
Limited partners' equity	3,415	3,963
Preferred equity	27,981	29,979
Total Liabilities and Equity	73,799	76,128
Non-controlling interests
Current assets
Cash and cash equivalents	754	686
Property, plant and equipment, at fair value	32,899	33,879
Equity
Preferred equity	23,932	25,256
Participating non-controlling interests – in operating subsidiaries
Equity
Non-controlling interests	18,099	18,863
Preferred equity	18,099	18,863
General partnership interest in a holding subsidiary held by Brookfield
Equity
Non-controlling interests	48	55
Preferred equity	48	55
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Equity
Non-controlling interests	2,330	2,684
Preferred equity	2,330	2,684
Preferred equity
Equity
Non-controlling interests	565	583
Preferred equity	565	583
Perpetual subordinated notes
Equity
Non-controlling interests	738	592
Preferred equity	$ 738	$ 592